Organization and nature of operations - Schedule of Major Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Zhejiang Haowei Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 16, 2019
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Research and development of ICs
Zhejiang Nanomicro Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 16, 2019
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Research and development of ICs
Zhejiang NanoBlock Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 16, 2019
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Research and development of ICs
Zhejiang Ipollo Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 18, 2020
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Nano Labs HK Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Sep. 08, 2020
Place of incorporation	Hong Kong
Ownership percentage	100.00%
Principal activities	Investment
Nano Labs Inc
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Dec. 22, 2020
Place of incorporation	BVI
Ownership percentage	100.00%
Principal activities	Investment
Zhejiang Weike Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jun. 02, 2021
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Research and development of software
IPOLLO PTE LTD
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jun. 09, 2021
Place of incorporation	Singapore
Ownership percentage	100.00%
Principal activities	Distribution of products
Ipollo Tech Inc
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jun. 29, 2021
Place of incorporation	BVI
Ownership percentage	100.00%
Principal activities	Investment
Nano Technology HK Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 07, 2021
Place of incorporation	Hong Kong
Ownership percentage	100.00%
Principal activities	Investment
Ipollo HK Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 07, 2021
Place of incorporation	Hong Kong
Ownership percentage	100.00%
Principal activities	Distribution of products
Nano Tech Cayman Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 06, 2021
Place of incorporation	Cayman
Ownership percentage	100.00%
Principal activities	Investment
Zhejiang Metaverse Technology
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 12, 2021
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Investment
Ipollo Tech Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 27, 2021
Place of incorporation	Cayman
Ownership percentage	100.00%
Principal activities	Investment
Haowei Technology (Shaoxing) Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Nov. 03, 2021
Place of incorporation	Shaoxing, China
Ownership percentage	100.00%
Principal activities	Investment
Shenzhen Matamata Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Nov. 17, 2021
Place of incorporation	Shenzhen, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Shenzhen Matavos Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Dec. 21, 2021
Place of incorporation	Shenzhen, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Haoweiverse (Shaoxing) Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 13, 2022
Place of incorporation	Shaoxing, China
Ownership percentage	65.00%
Principal activities	Plant and distribution of products
Metaski (Shaoxing) Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 13, 2022
Place of incorporation	Shaoxing, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Metameta (Shaoxing) Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 25, 2022
Place of incorporation	Shaoxing, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Ipolloverse HK Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 18, 2022
Place of incorporation	Hong Kong
Ownership percentage	70.00%
Principal activities	Research and development
Metaverse (Shaoxing) Technology Co. Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 20, 2022
Place of incorporation	Shaoxing, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Ipolloverse Cayman Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 27, 2022
Place of incorporation	Cayman
Ownership percentage	70.00%
Principal activities	Investment
Ipolloverse Tech Inc
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 30, 2022
Place of incorporation	BVI
Ownership percentage	70.00%
Principal activities	Investment
Tsuki Inc
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 10, 2022
Place of incorporation	United States
Ownership percentage	100.00%
Principal activities	Distribution of products
Hangzhou Meta Technology Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 21, 2022
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Distribution of products